Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.31

Data Compare
Run Date - XXX XXX
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXX	XXX	2025960557	Maturity Date		XXX	verified on note
XXX	XXX	2025960557	Note Date		XXX	verified on note
XXX	XXX	2025960557	QM Status		XXX	Verified Non-QM XXX/XXX/XXX XXX Fail
XXX	XXX	2025960557	Qualifying DTI		XXX